Schedule of Investments
May 31, 2025 (unaudited)
Monteagle Enhanced Equity

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 83.53%

Automobiles & Components - 2.36%
Borgwarner, Inc.			9,200	304,428

Banks - 5.67%
Fifth Third Bancorp			6,239	238,267
JPMorgan Chase & Co			1,000	264,000
UBS Group AG			7,228	230,501

				732,768

Computer Peripheral Equipment, NEC - 3.28%
Palo Alto Networks, Inc. (2)			2,200	423,324

Computers - 2.41%
Dell Technologies, Inc.			2,800	311,556

Data & Transaction Processing - 2.52%
Fiserv, Inc. (2)			2,000	325,580

Defense Primes - 2.80%
General Dynamics Corp.			1,300	362,037

Diversified Banks - 3.22%
Bank of America Corp.			9,410	415,263

Diversified Financials - 0.71%
Apollo Global Management, Inc.			700	91,483

Electric Utilities - 3.12%
NextEra Energy, Inc.			5,700	402,648

Food, Beverage & Tobacco - 2.00%
The Coca-Cola Co.			3,586	258,551

Health Care Equipment & Services - 2.10%
UnitedHealth Group, Inc.			900	271,719

Industrial Products - 3.22%
Eaton Corp. plc			1,300	416,260

Internet - 3.18%
Alphabet, Inc.			2,393	410,974

Medical Instruments & Equipment - 2.18%
Thermo Fisher Scientific, Inc.			700	281,974

Oil & Gas - 9.69%
Enterprise Products Partners, L.P.			8,500	261,970
Exxon Mobil Corp.			3,300	337,590
Linde plc			900	420,822
Schlumberger Ltd. (2)			7,000	231,350

				1,251,732

Pharmaceuticals, Biotechnology & Life Science - 3.24%
Novo-Nordisk A/S-Spons ADR (2)			2,900	207,350
Pfizer, Inc.			9,000	211,410

				418,760

Radio Telephone Communications - 3.38%
T-Mobile US, Inc.			1,800	435,960

Retail-Lumber & Other Building Materials Dealers - 2.34%
The Home Depot, Inc.			820	301,998

Retail-Variety Stores - 4.19%
Costco Wholesale Corp.			300	312,054
Target Corp.			2,437	229,102

				541,156

Semiconductors & Related Devices - 3.24%
NVDIA Corp.			3,097	418,498

Software & Services - 10.65%
Amazon.com, Inc. (2)			1,850	379,269
Microsoft Corp.			1,300	598,468
Salesforce, Inc.			1,500	398,055

				1,375,792

Surgical & Medical Instruments & Apparatus - 2.99%
Intuitive Surgical, Inc. (2)			700	386,638

Technology Hardware & Equipment - 2.95%
Apple, Inc			1,900	381,615

Trucking & Courier Services - 2.08%
United Parcel Service (2)			2,750	268,235

Total Common Stock			(Cost $ 11,600,032)	10,788,948

Exchange Traded Funds - 6.84%

SPDR S&P 500 ETF Trust			1,500	884,085

Total Exchange Traded Funds			(Cost $ 862,266)	884,085

Real Estate Investment Trusts - 2.33%

SBA Communications Corp.			1,300	301,457

Total Real Estate Investment Trusts			(Cost $ 344,484)	301,457

Money Market Registered Investment Companies - 5.46%

Federated Hermes Government Obligations Fund - Institutional Class - 4.15% (3)			703,494	703,494

Total Money Market Registered Investment Companies			(Cost $ 703,494)	703,494

Total Investments - 98.16%			(Cost $ 13,717,037)	12,677,985

Other Assets Less Liabilities - 1.84%				238,085

Total Net Assets - 100.00%				12,916,070

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options Written
Eaton Corporation plc, Strike $310.00	-13	6/20/2025	(403,000)	(20,410)
Intuitive Surgical, Inc., Strike $530.00	-7	6/20/2025	(371,000)	(20,594)
SBA Communications Corp., Strike $240.00	-13	6/20/2025	(312,000)	(3,088)
SPDR S&P 500 ETF, Strike $615.00	-8	7/31/2025	(492,000)	(4,088)
SPDR S&P 500 ETF, Strike $590.00	-7	6/20/2025	(413,000)	(6,174)
T-Mobile US, Inc., Strike $280.00	-18	6/20/2025	(504,000)	(126)
UnitedHealth Group Inc., Strike $570.00	-9	6/20/2025	(513,000)	(99)

Total Call Options Written	-75		(3,008,000)	(54,579)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$12,677,985	$0
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$12,677,985	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at May 31, 2025.